Income Taxes - Net Operating Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Deferred Tax Asset	$ 2,707	$ 5,614
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	9,494	$ 10,955
Net operating losses before benefit of federal deductions	1,400
Valuation allowance before considering benefit of federal deductions	623
Net operating losses – U.S.
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	2,507
Valuation Allowance	0
Net Deferred Tax Asset	2,507
Net operating losses – U.K. and other
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	432
Valuation Allowance	(323)
Net Deferred Tax Asset	109
Net operating losses – U.S. states
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	898
Valuation Allowance	(405)
Net Deferred Tax Asset	493
General business credits
Tax Credit Carryforward [Line Items]
Deferred Tax Asset	2,635
Valuation Allowance	0
Net Deferred Tax Asset	2,635
Foreign tax credits
Tax Credit Carryforward [Line Items]
Deferred Tax Asset	72
Valuation Allowance	(72)
Net Deferred Tax Asset	0
UNITED KINGDOM | Net operating losses – U.K. and other
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	5,657
Valuation Allowance	0
Net Deferred Tax Asset	$ 5,657